INCOME TAXES - Schedule Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginnning Balance	$ 729	$ 802	$ 857
Additions for tax positions of prior years	28	99	44
Reductions for tax positions of prior years	(247)	(172)	(99)
Additions for tax positions of current year	0	0	0
Settlements with Tax Authorities	(33)
Ending Balance	477	729	802
Unrecognized tax benefits that, if recognized, would impact the effective rate	$ 317	$ 485	$ 620